UAM FUNDS

              RICE, HALL, JAMES SMALL CAP PORTFOLIO
            RICE, HALL, JAMES SMALL/MID CAP PORTFOLIO
                   INSTITUTIONAL CLASS SHARES

             Supplement dated August 8, 1997 to the
     Statement of Additional Information dated May 30, 1997

The following information is provided to supplement the list of publications, indices and averages as set forth on Pages 17-19 under the heading "PERFORMANCE CALCULATIONS - COMPARISONS":

     Russell Top 200 Index - is an unmanaged index of the 200 largest companies in the Russell 2000 Index.